Other current assets (Tables)	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	As of March 31, 2026	As of September 30, 2025
	US$	US$
Prepayments	245,532	394,854
Other receivables	361,986	183,929
	607,518	578,783